GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE (Details) - Schedule of CGU is sensitive to annual growth, discount and exchange rates - Air Transportation CGU [Member]	12 Months Ended
Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE (Details) - Schedule of CGU is sensitive to annual growth, discount and exchange rates [Line Items]
Increase Maximum WACC	9.65%
Decrease Minimum terminal growth rate	0.60%